RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 08, 2017	Oct. 10, 2013	Aug. 11, 2013	Mar. 29, 2018	Dec. 21, 2017	Jul. 25, 2013	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount								$ 63,000			$ 63,000	$ 1,117,846
Accrued compensation, related parties									$ 315,000		189,000	0
Proceeds from shareholder loans									4,000	$ 27,000	96,880	47,700
Principal payments on shareholder loans										25,500	85,500	60,200
Accrued interest, related party									46,356		43,349	33,262
Notes payable, related parties									$ 285,380		$ 281,380	$ 520,000
Interest rate											2.15%
Common stock, shares issued in exchange for assignment of non-monetary intangible assets			1,000,000
Preferred stock, issued shares		50,000,000					50,000,000		50,000,000		50,000,000	50,000,000
Preferred stock, value									$ 50,000		$ 50,000	$ 50,000
Series A Convertible Preferred Stock [Member]
Preferred stock, issued shares							50,000,000				50,000,000	50,000,000
Dr. Santilli [Member]
Annual salary									$ 180,000		$ 180,000
Common stock option, percentage											0.01%
Acquired of restricted common stock from shareholders						2,940,000
Ownership percentage						98.00%
Contract period									5 years
Hadronic Technologies Press, Inc [Member] | Series A Convertible Preferred Stock [Member]
Description of convertible preferred stock		The Series "A" Convertible Preferred Stock has 15 votes per share and is convertible into 10 shares of our common stock at the election of the shareholder.
Preferred stock, issued shares		50,000,000
Preferred stock, value		$ 500,000
Related parties [Member]
Issued common stock to related parties for conversion of accrued compensation at fair market value, Shares	16,530,769			663,856	1,260,000
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount	$ 991,846			$ 63,000	$ 126,000
Carla Santilli [Member]
Annual salary									$ 72,000		$ 72,000
Common stock option, percentage											0.005%
Contract period									5 years
Accumulated Deficit
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount
Preferred Stock Shares
Issued common stock to related parties for conversion of accrued compensation at fair market value, Shares
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount
Common Stock Shares
Issued common stock to related parties for conversion of accrued compensation at fair market value, Shares											663,856	17,790,769
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount								33			$ 664	$ 17,791
Additional Paid in Capital
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount								$ 62,967			62,336	1,100,055
Chief Executive Officer [Member]
Proceeds from shareholder loans									$ 4,000	27,000	96,880	47,700
Principal payments on shareholder loans									0	$ 25,500	85,500	$ 60,200
Extinguishment of notes payable							$ 250,000		$ 250,000		$ 250,000